Property and equipment and right-of-use assets	12 Months Ended
Dec. 31, 2024
Property, plant and equipment [abstract]
Property and equipment and right-of-use assets
13. Property and equipment and right-of-use assets
Lifezone’s property and equipment and right-of-use assets include building, transportation equipment, and office and computer equipment. The carrying amounts for the reporting periods can be analyzed as follows:

	Buildings	Transportation equipment	Office and computer equipment	Laboratory and testing equipment	Total Property and equipment	Right-of-use assets	Total
	$	$	$	$	$	$	$
Cost
As at January 1, 2023	677,277	123,952	238,216	-	1,039,445	469,743	1,509,188
Additions from acquisitions	-	-	220,698	4,704,783	4,925,481	464,264	5,389,745
Foreign exchange impact	-	-	1,419	16,664	18,083	-	18,083
Additions	-	75,551	621,732	148	697,431	1,230,792	1,928,223
As at December 31, 2023	677,277	199,503	1,082,065	4,721,595	6,680,440	2,164,799	8,845,239

Accumulated depreciation
As at January 1, 2023	(36,781)	(44,412)	(73,930)	-	(155,123)	(117,436)	(272,559)
Foreign exchange impact	-	-	(301)	-	(301)	-	(301)
Charge	(22,068)	(66,839)	(42,298)	(393,454)	(524,659)	(353,851)	(878,510)
As at December 31, 2023	(58,849)	(111,251)	(116,529)	(393,454)	(680,083)	(471,287)	(1,151,370)

Cost
As at January 1, 2024	677,277	199,503	1,082,065	4,721,595	6,680,440	2,164,799	8,845,239
Reclassification	258,281		(258,281)		-
Additions	957,367	-	198,953	8,907	1,165,227	-	1,165,227
Disposals	(12,792)	(1,979)	-	(5,195)	(19,966)	-	(19,966)
Lease reassessments	-	-	-	-	-	225,761	225,761
Foreign exchange impact	-	-	(40,630)	(433,522)	(474,152)	(31,198)	(505,350)
As at December 31, 2024	1,880,133	197,524	982,107	4,291,785	7,351,549	2,359,362	9,710,911

Accumulated depreciation
As at January 1, 2024	(58,849)	(111,251)	(116,529)	(393,454)	(680,083)	(471,287)	(1,151,370)
Reclassification	(258,281)	-	258,281	-	-	-	-
Disposals	12,792	1,979	-	680	15,451	-	15,451
Charge	(54,541)	(37,055)	(488,010)	(919,547)	(1,499,153)	(650,139)	(2,149,292)
Foreign exchange impact	-	-	9,168	90,326	99,494	1,743	101,237
As at December 31, 2024	(358,879)	(146,327)	(337,090)	(1,221,995)	(2,064,291)	(1,119,683)	(3,183,974)

Net book value:
As at December 31, 2023	618,428	88,252	965,536	4,328,141	6,000,357	1,693,512	7,693,869
As at December 31, 2024	1,521,254	51,197	645,017	3,069,790	5,287,258	1,239,679	6,526,937
In 2023 additions from acquisitions reflect the fair value of the assets acquired as part of the Simulus business combination.
Non-cash additions of $1,695,056 relating to new leased office space across the business were recognized in the year ended December 31, 2023, as disclosed in Note 21.